[DECHERT LLP LETTERHEAD]

            December 17, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:          THE HARTFORD MUTUAL FUNDS II, INC., FILE NOS. 002-11387/811-00558

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 108 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains 6 prospectuses (one for each series of the Company) and one combined statement of additional information (applicable to Class A, Class B, Class C, Class I, Class L, Class R3, Class R4, Class R5 and Class Y Shares), and is being filed in connection with the Company’s annual update of its Registration Statement to update certain financial information and make other changes to the Company’s disclosure documents.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2010.  No fees are required in connection with this filing.  Please contact me at (617) 728-7165 or Kevin M. Bopp at (212) 641-5691 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Very truly yours,

/s/ Kathryn S. Cohen
Kathryn S. Cohen

cc:           Kevin M. Bopp